Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash (used in)/provided by operating activities	¥ (311,789)	$ (44,033)	¥ (325,808)	¥ (314,862)
Net cash used in investing activities	(113,150)	(15,980)	(82,836)	340,461
Net cash provided by/(used in) financing activities	(29,332)	(4,142)	414,872	7,136
Cash and cash equivalents at beginning of year	1,276,710
Cash and cash equivalents at end of year	856,567	120,970	1,276,710
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net cash (used in)/provided by operating activities	5,803	819	8,240	(37,887)
Net cash used in investing activities	(406,144)	(57,359)	(213,639)	(106,922)
Net cash provided by/(used in) financing activities	(29,332)	(4,142)	414,872
Net (decrease)/increase in cash and cash equivalents	(429,673)	(60,682)	209,473	(144,809)
Cash and cash equivalents at beginning of year	510,226	72,058	300,753	445,562
Cash and cash equivalents at end of year	¥ 80,553	$ 11,376	¥ 510,226	¥ 300,753